OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets [Abstract]
Schedule of other current assets
Other current assets consists of the following:

(in thousands of $)	2024	2023
Prepaid expenses	2,939	2,292
Inventories	2,077	1,990
Interest receivable from money market deposits and bank accounts (note 27)	2,053	3,929
Receivable from IRS derivatives	1,745	2,461
MTM asset on IRS derivatives (note 27)	422	2,697
MTM asset on TTF linked commodity swap derivatives (note 27)	—	48,079
Receivable from TTF linked commodity swap derivatives	—	7,581
Other (1)	38,646	2,968
Other current assets	47,882	71,997
(1) Included in “Other” as of December 31, 2024 are $31.6 million outstanding receivable from bp (note 18.1) and $2.4 million in waived dividends related to the acquisition of the FLNG Hilli non-controlling interest.